Share Capital - Summary of Dividends Declared and Recorded in the Consolidated Financial Statements (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) $ / shares
Dividends per share one [member]
Disclosure of Dividends [line items]
Dividend per Share	$ 0.1375
Paid | $	$ 15.7
Date Declared	Feb. 21, 2018
Record Date	Mar. 29, 2018
Payment Date	Apr. 12, 2018
Dividends per share two [member]
Disclosure of Dividends [line items]
Dividend per Share	$ 0.1375
Paid | $	$ 15.6
Date Declared	May 09, 2018
Record Date	Jun. 29, 2018
Payment Date	Jul. 12, 2018
Dividends per share three [member]
Disclosure of Dividends [line items]
Dividend per Share	$ 0.1375
Paid | $	$ 15.7
Date Declared	Aug. 07, 2018
Record Date	Sep. 28, 2018
Payment Date	Oct. 11, 2018
Dividends per share four [member]
Disclosure of Dividends [line items]
Dividend per Share	$ 0.1375
Date Declared	Nov. 07, 2018
Record Date	Dec. 28, 2018
Payment Date	Jan. 10, 2019